PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025	Oct. 31, 2024
Property, Plant, and Equipment [Abstract]
Depreciation expenses	$ 128,653	$ 111,988	$ 238,295	$ 154,973